Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Transactions [Abstract]
Schedule of Key Management Personnel for Employment Services	The compensation to key management personnel for employment services they provide to the Company is as follows:
	Year ended	Year ended	Year ended
	October 31,	October 31,	October 31,
	2025	2024	2023
Officers:
Consulting fees	$344,802	$422,522	$410,066
Share based compensation	128,254	185,843	124,808
	$473,056	$608,365	$534,874
Directors:
Directors’ fees and payroll	$358,944	$242,603	$182,261
Share based compensation	195,101	296,728	121,981
	$554,045	$539,331	$304,242

Schedule of Balances with Related Parties	Balances with related parties
	October 31,	October 31,
	2025	2024
Amounts owed to officers	$29,761	$29,498
Amounts owed to directors	30,471	19,464
	$60,232	$48,962